Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2023
Loans and advances to customers.
Summary of balance of loans and advances to customers

	12/31/2023		12/31/2022
Credit card	9,461,277	31.76%	6,870,565	30.27%
Real estate loans	8,583,568	28.82%	6,251,813	27.54%
Personal loans	7,138,744	23.97%	5,463,781	24.07%
Business loans	3,855,754	12.95%	3,392,500	14.95%
Agribusiness loans	744,958	2.50%	719,669	3.17%
Total	29,784,301	100.00%	22,698,328	100.00%

Provision for expected loss	(1,883,758)		(1,318,412)

Net balance	27,900,543		21,379,916
b.Concentration of the portfolio

	12/31/2023		12/31/2022
	Balance	% on Loans and advances to customers	Balance	% on Loans and advances to customers
Largest debtor	339,130	1.14%	344,660	1.52%
10 largest debtors	1,520,664	5.11%	1,431,237	6.31%
20 largest debtors	2,140,098	7.19%	1,980,249	8.72%
50 largest debtors	3,225,766	10.83%	2,734,599	12.05%
100 largest debtors	4,147,360	13.92%	3,758,241	16.56%
c.Breakdown by maturity

	12/31/2023	12/31/2022
Overdue by 1 day or more	3,599,256	2,817,985
To fall due in up to 3 months	3,910,594	3,381,978
To fall due between 3 to 12 months	8,366,848	5,916,020
To fall due in more than 12 months	13,907,603	10,582,345
Total	29,784,301	22,698,328
d.Concentration by economic sector

	12/31/2023	12/31/2022
Trade	3,043,733	1,041,875
Industries	1,586,293	1,359,184
Administrative activities	1,577,760	893,914
Financial activities	862,903	2,427,341
Construction	333,642	1,392,607
Agriculture	41,687	178,403
Other segments (a)	2,091,732	1,781,575
Business clients	9,537,750	9,074,899
Individual clients	20,246,551	13,623,429
Total	29,784,301	22,698,328

(a)    Mainly refers to real estate activities, communication services, transport, storage and mailing.

Summary of changes in expected losses by stage

Stage 1	Opening balance at 01/01/2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2023
Credit card	5,893,995	(1,006,343)	(172)	87,520	82	(3,367,608)	—	6,466,234	8,073,708
Real estate loans	5,843,066	(1,306,165)	(254)	760,010	63,552	(733,834)	—	3,305,094	7,931,469
Personal loans	4,941,344	(461,393)	(1,583)	294,992	1,768	(823,872)	—	2,582,333	6,533,589
Business loans	3,378,982	(56,237)	—	25,502	—	(8,093,169)	—	8,574,335	3,829,413
Agribusiness loans	718,115	(11,991)	—	—	—	(733,371)	—	765,373	738,126
Total	20,775,502	(2,842,129)	(2,009)	1,168,024	65,402	(13,751,854)	—	21,693,369	27,106,305

Stage 2	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2023
Credit card	335,422	(87,520)	(1,600,916)	1,006,343	—	(1,338,807)	—	2,091,474	405,996
Real estate loans	280,633	(760,010)	(500,742)	1,306,165	264,051	(55,981)	—	(19,069)	515,047
Personal loans	290,510	(294,992)	(382,699)	461,393	31,643	(253,754)	—	465,361	317,462
Business loans	10,476	(25,502)	(30,140)	56,237	2,130	(1,858)	—	(1,143)	10,200
Agribusiness loans	—	—	(3,391)	11,991	—	(5,071)	—	(88)	3,441
Total	917,041	(1,168,024)	(2,517,888)	2,842,129	297,824	(1,655,471)	—	2,536,535	1,252,146

Stage 3	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2022
Credit card	641,147	(82)	—	172	1,600,916	(422,103)	(891,631)	53,154	981,573
Real estate loans	128,113	(63,552)	(264,051)	254	500,742	(135,755)	(25,211)	(3,488)	137,052
Personal loans	231,929	(1,768)	(31,643)	1,583	382,699	(111,720)	(200,522)	17,135	287,693
Business loans	3,042	—	(2,130)	—	30,140	(984)	(3,173)	(10,754)	16,141
Agribusiness loans	1,554	—	—	—	3,391	—	(1,554)	—	3,391
Total	1,005,785	(65,402)	(297,824)	2,009	2,517,888	(670,562)	(1,122,091)	56,047	1,425,850

Consolidated					Opening balance at 01/01/2023	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2023
Credit card					6,870,564	(5,128,518)	(891,631)	8,610,862	9,461,277
Real estate loans					6,251,812	(925,570)	(25,211)	3,282,537	8,583,568
Personal loans					5,463,783	(1,189,346)	(200,522)	3,064,829	7,138,744
Business loans					3,392,500	(8,096,011)	(3,173)	8,562,438	3,855,754
Agribusiness loans					719,669	(738,442)	(1,554)	765,285	744,958
Total					22,698,328	(16,077,887)	(1,122,091)	24,285,951	29,784,301

Stage 1	Opening balance at 01/01/2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2022
Credit card	4,335,868	(49,584)	(933)	1,479	3	(1,037,570)	—	2,644,732	5,893,995
Real estate loans	4,782,311	(121,381)	(61,009)	83,149	15,438	(697,843)	(554)	1,842,955	5,843,066
Personal loans	3,375,417	(90,452)	(84,468)	6,801	836	(360,885)	(2,960)	2,097,055	4,941,344
Business loans	2,962,935	(909)	(6,099)	2,118	5,227	(2,098,349)	(802)	2,514,861	3,378,982
Agribusiness loans	700,191	—	(1,535)	—	—	(589,045)	—	608,504	718,115
Total	16,156,722	(262,326)	(154,044)	93,547	21,504	(4,783,692)	(4,316)	9,708,107	20,775,502

Stage 2	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2022
Credit card	90,647	(1,479)	(1,323)	49,584	25	(65,998)	(20,321)	284,287	335,422
Real estate loans	224,817	(83,149)	(28,657)	121,381	12,376	(38,157)	(567)	72,589	280,633
Personal loans	86,023	(6,801)	(31,142)	90,452	548	(25,423)	(3,538)	180,391	290,510
Business loans	4,923	(2,118)	(2,634)	909	10,006	(133)	(35)	(442)	10,476
Agribusiness loans	—	—	—	—	—	—	—	—	—
Total	406,410	(93,547)	(63,756)	262,326	22,955	(129,711)	(24,461)	536,825	917,041

Stage 3	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2022
Credit card	371,803	(3)	(25)	933	1,323	(321,232)	(50,179)	638,527	641,147
Real estate loans	114,283	(15,438)	(12,376)	61,009	28,657	(54,798)	(12,367)	19,143	128,113
Personal loans	117,843	(836)	(548)	84,468	31,142	(29,061)	(59,232)	88,153	231,929
Business loans	49,301	(5,227)	(10,006)	6,099	2,634	(27,934)	(6,110)	(5,715)	3,042
Agribusiness loans	—	—	—	1,535	—	—	—	19	1,554
Total	653,230	(21,504)	(22,955)	154,044	63,756	(433,025)	(127,888)	740,127	1,005,785

Consolidated					Opening balance at 01/01/2022	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2022
Credit card					4,798,318	(1,424,800)	(70,500)	3,567,546	6,870,564
Real estate loans					5,121,411	(790,798)	(13,488)	1,934,687	6,251,812
Personal loans					3,579,283	(415,369)	(65,730)	2,365,599	5,463,783
Business loans					3,017,159	(2,126,416)	(6,947)	2,508,704	3,392,500
Agribusiness loans					700,191	(589,045)	—	608,523	719,669
Total					17,216,362	(5,346,428)	(156,665)	10,985,059	22,698,328

Summary of change in gross value of loans and advances to customers by stage

Stage 1	Opening balance at 01/01/2023	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2023
Credit card	296,909	(359,988)	(52)	26,254	53	—	445,236	408,412
Real estate loans	66,484	(95,396)	(50)	30,638	7,554	—	40,700	49,930
Personal loans	98,516	(72,948)	(13)	31,534	866	—	48,680	106,635
Business loans	12,099	(2,921)	—	141	—	—	3,540	12,859
Agribusiness loans	11,606	(2,113)	—	—	—	—	1,629	11,122
Total	485,614	(533,366)	(115)	88,567	8,473	—	539,785	588,958

Stage 2	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2023
Credit card	174,466	(26,254)	(1,032,014)	359,988	—	—	749,585	225,771
Real estate loans	16,939	(30,638)	(83,197)	95,396	21,030	—	20,180	39,710
Personal loans	90,088	(31,534)	(212,221)	72,948	5,329	—	165,077	89,687
Business loans	899	(141)	(4,492)	2,921	44	—	1,558	789
Agribusiness loans	—	—	(1,626)	2,113	—	—	460	947
Total	282,392	(88,567)	(1,333,550)	533,366	26,403	—	936,860	356,904

Stage 3	Opening balance at 01/01/2023	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2023
Credit card	402,826	(53)	—	52	1,032,014	(891,631)	165,778	708,986
Real estate loans	19,127	(7,554)	(21,030)	50	83,197	(25,211)	(4,487)	44,092
Personal loans	127,149	(866)	(5,329)	13	212,221	(200,521)	75,376	208,043
Business loans	328	—	(44)	—	4,492	(3,173)	4,628	6,231
Agribusiness loans	976	—	—	—	1,626	(1,554)	580	1,628
Total	550,406	(8,473)	(26,403)	115	1,333,550	(1,122,090)	241,875	968,980

Consolidated					Opening balance at 01/01/2023	Write-off for loss	Constitution/ (Reversal)(a)	Ending balance at 12/31/2023
Credit card					874,201	(891,631)	1,360,599	1,343,169
Real estate loans					102,550	(25,211)	56,393	133,732
Personal loans					315,753	(200,521)	289,133	404,365
Business loans					13,326	(3,173)	9,726	19,879
Agribusiness loans					12,582	(1,554)	2,669	13,697
Total					1,318,412	(1,122,090)	1,718,520	1,914,842

(a)The movement includes the values of provisions for commitments as shown in note 23.

Stage 1	Opening balance at 01/01/2022	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Credit card	202,481	(2,825)	(89)	852	2	—	96,488	296,909
Real estate loans	49,569	(3,161)	(1,737)	4,258	2,305	(6)	15,256	66,484
Personal loans	57,344	(2,737)	(3,110)	924	396	(1,023)	46,722	98,516
Business loans	12,587	(4)	(288)	41	559	(77)	(719)	12,099
Agribusiness loans	25,676	—	(56)	—	—	—	(14,014)	11,606
Total	347,657	(8,727)	(5,280)	6,075	3,262	(1,106)	143,733	485,614

Stage 2	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Credit card	29,101	(852)	(383)	2,825	12	(4,974)	148,737	174,466
Real estate loans	13,361	(4,258)	(1,876)	3,161	1,848	(36)	4,739	16,939
Personal loans	11,094	(924)	(3,324)	2,737	314	(1,067)	81,258	90,088
Business loans	324	(41)	(282)	4	1,070	—	(176)	899
Agribusiness loans	—	—	—	—	—	—	—	—
Total	53,880	(6,075)	(5,865)	8,727	3,244	(6,077)	234,558	282,392

Stage 3	Opening balance at 01/01/2022	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Credit card	186,157	(2)	(12)	89	383	(25,348)	241,559	402,826
Real estate loans	17,062	(2,305)	(1,848)	1,737	1,876	(1,846)	4,451	19,127
Personal loans	73,065	(396)	(314)	3,110	3,324	(47,568)	95,928	127,149
Business loans	3,110	(559)	(1,070)	288	282	(654)	(1,069)	328
Agribusiness loans	—	—	—	56	—	—	920	976
Total	279,394	(3,262)	(3,244)	5,280	5,865	(75,416)	341,789	550,406

Consolidated					Balance at 01/01/2022	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2022
Credit card					417,739	(30,322)	486,784	874,201
Real estate loans					79,992	(1,888)	24,446	102,550
Personal loans					141,503	(49,658)	223,908	315,753
Business loans					16,021	(731)	(1,964)	13,326
Agribusiness loans					25,676	—	(13,094)	12,582
Total					680,931	(82,599)	720,080	1,318,412